Stock-Based Compensation and Common Stock - Schedule of Stock-Based Compensation (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock units (classified as liabilities)					$ 20,200	$ 42,346
Restricted stock units (classified as equity)					20,200	42,346
Stock options					20,200	42,346
Total stock-based compensation					20,200	42,346
Stock-based compensation capitalized to property and equipment		$ (172)	$ (67)	$ (172)	(490)
Stock-based compensation, net of capitalized amount	$ 1,095	$ 4,175	$ 5,130	$ 15,675	19,710	42,346
Restricted Stock Units Classified As Liability [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock units (classified as liabilities)					4,667
Restricted stock units (classified as equity)					4,667
Stock options					4,667
Total stock-based compensation					4,667
Restricted Stock Units Classified As Equity [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock units (classified as liabilities)					1,538	550
Restricted stock units (classified as equity)					1,538	550
Stock options					1,538	550
Total stock-based compensation					1,538	550
Equity Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock units (classified as liabilities)					13,995	41,796
Restricted stock units (classified as equity)					13,995	41,796
Stock options					13,995	41,796
Total stock-based compensation					$ 13,995	$ 41,796